DEBT OBLIGATIONS - Partnership’s Debt Obligations (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 AED (د.إ)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 INR (₨)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 DKK (kr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 DKK (kr)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 46,314														$ 51,499														$ 68,712
Current	10,876														14,719
Non-current	$ 35,354														35,964
Percentage of debt obligations with suspended contractual payment	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Deferred Financing Costs Netting
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ (257)														(225)
Disposal groups classified as held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations	84														816
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	29,178														35,414
British Pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	7,026	£ 5,214													6,157	£ 4,919
Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	3,158		$ 4,334												3,157		$ 4,541
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	2,216			€ 1,886											1,515			€ 1,463
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,700				₩ 2,457,000										1,675				₩ 2,477,858
Australian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,240					$ 1,858									1,206					$ 1,948
Brazilian Reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	495						R$ 2,724								500						R$ 3,097
United Arab Emirates Dirham
Disclosure of detailed information about borrowings [line items]
Total debt obligations	456							د.إ 1,676							95							د.إ 348
Singapore Dollar
Disclosure of detailed information about borrowings [line items]
Total debt obligations	271								$ 348						0								$ 0
Indian Rupees
Disclosure of detailed information about borrowings [line items]
Total debt obligations	244										₨ 21,952				1,805										₨ 154,296
Swedish Krona
Disclosure of detailed information about borrowings [line items]
Total debt obligations	266									kr 2,453					0									kr 0
Chinese Yuan
Disclosure of detailed information about borrowings [line items]
Total debt obligations	205											¥ 1,432			200											¥ 1,464
Hong Kong Dollar
Disclosure of detailed information about borrowings [line items]
Total debt obligations	59												$ 457		0												$ 0
Danish Krone
Disclosure of detailed information about borrowings [line items]
Total debt obligations	57													kr 361	0													kr 0
Fixed rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	17,504														15,396
Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 21,564														$ 25,809
Weighted- average rate | Fixed rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%
Weighted- average rate | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%
Brookfield Property Partners’ credit facilities
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 1,260														$ 2,133
Brookfield Property Partners’ credit facilities | Weighted- average rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%
Brookfield Property Partners’ corporate bonds
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 1,020														$ 1,321
Brookfield Property Partners’ corporate bonds | Weighted- average rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%
GGP Retail LLC (“GGP”) term debt
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 846														$ 1,147
GGP Retail LLC (“GGP”) term debt | Weighted- average rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%
GGP senior secured notes
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 1,124														$ 1,493
GGP senior secured notes | Weighted- average rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
GGP corporate facility
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 424														$ 397
GGP corporate facility | Weighted- average rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%
GGP junior subordinated notes
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 202														$ 198
GGP junior subordinated notes | Weighted- average rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%
Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 220														$ 332
Subsidiary borrowings | Weighted- average rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%
Funds subscription credit facilities
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 2,407														$ 3,498
Funds subscription credit facilities | Weighted- average rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%